SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Accrued payroll, bonuses and related expenses
Accrued payroll	$ 1,308	$ 1,395
Accrued bonuses	1,774	1,721
Accrued payroll taxes	580	558
Other	587	329
Employee-related Liabilities, Current	4,249	4,003
Other accrued liabilities
Sales and value-added taxes payable	889	871
Other	742	938
Other Accrued Liabilities, Current	$ 1,631	$ 1,809